RELATED PARTIES TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties Transactions
Management fees	$ 244,120	$ 241,950	$ 105,000